NON-WHOLLY OWNED SUBSIDIARIES - Composition of Accumulated NCI (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	$ 11,451	$ 12,216
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	11,059	12,058	$ 12,106
Subsidiaries with material non-controlling interests | Business services
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	3,651	5,148	5,990
Subsidiaries with material non-controlling interests | Infrastructure services
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	2,465	2,773	2,474
Subsidiaries with material non-controlling interests | Industrials
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	4,943	4,137	$ 3,642
Individually Immaterial Subsidiaries
Disclosure of subsidiaries [line items]
Interest of others in operating subsidiaries	$ 392	$ 158